SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Share-Based Payment Arrangements [Abstract]
Schedule of total expenses for share based payment plans
The total expenses for share based payment plans in 2025, 2024 and 2023 is specified as follows:

Amounts in $ ‘000
Share-based compensation (in $ ‘000)	2025	2024	2023
Non-executive directors' remuneration	229	238	246
Employee options	364	703	1,654
Long term incentive plan	5,725	4,153	4,006
Restricted stock units	7,449	6,154	3,345
Balance at Share-based compensation expense	13,767	11,248	9,251

Schedule of assumptions used in the black-scholes model to determine the fair value of options at grant date
The following assumptions were used in the Black-Scholes model to determine the fair value of options at grant date:

	2025	2024	2023
Expected time to maturity	n/a	n/a	1 - 4 years
Volatility	n/a	n/a	38% - 46%
Risk-free interest rate	n/a	n/a	2.20% - 2.68%

Schedule of thresholds and payout percentages for long term incentive program
The thresholds and payout percentages for the LTI program are given by the following table, as to be determined for each of the indices separately (each weighted at 50% of pay-out):

TSR equal to index	80% pay-out
TSR 10% above index	90% pay-out
TSR 20% above index	100% pay-out
TSR 40% above index	110% pay-out
TSR 60% above index	120% pay-out
TSR 80% above index	130% pay-out
TSR 100% above index	150% pay-out
TSR below index	0% pay-out

Schedule of range of assumptions used in the Monte Carlo simulation
The range of assumptions used in the Monte Carlo simulation to determine the fair value of long-term incentive plan share awards at grant date were:

	2025	2024	2023
Volatilities	43.3%	40.5%	42.0%
Risk-free interest rates	2.04%	2.53%	2.34%
Dividend yields	—%	—%	—%

Schedule of number and weighted average exercise prices of share options
An overview of activity in the number of options for 2025 is as follows (please also refer to Note 27. Earnings per share and fully-diluted shares in respect of movements since the reporting date)(note that the dollar weighted average exercise price is translated using the closing exchange rate for the respective year (2025: 1:1.1713)):

	2025		2024		2023
	Number	Weighted Average Exercise Price ($)	Number	Weighted Average Exercise Price ($)	Number	Weighted Average Exercise Price ($)
Balance at January 1	24,238,937	0.932	34,482,312	0.952	47,596,801	0.897
Granted	—	—	—	—	270,000	1.349
Forfeited	(439,592)	1.010	(634,874)	0.896	(1,423,375)	0.992
Expired	(751,001)	1.358	(3,707,334)	0.840	(205,000)	0.847
Exercised	(14,568,436)	1.074	(5,901,167)	0.784	(11,756,114)	0.857
Balance at December 31	8,479,908	0.998	24,238,937	0.932	34,482,312	0.952
- Vested	7,573,658	0.990	19,816,437	0.942	9,284,834	0.856
- Unvested	906,250	1.065	4,422,500	0.889	25,197,478	0.987
Exercise prices of options outstanding at December 31, 2025, and the exercise values are in the following ranges (note that the exercise value in $ is translated using the closing exchange rate for the respective year (2025: 1:1.1713)):

	2025		2024		2023
Exercise prices in $	Number	Exercise value in $’000	Number	Exercise value in $’000	Number	Exercise value in $’000
0.57 – 0.85	350,000	296	10,460,750	8,555	6,739,000	4,967
0.85 – 1.63	8,129,908	8,168	13,778,187	14,045	27,743,312	24,862
Balance at December 31	8,479,908	8,465	24,238,937	22,600	34,482,312	29,828

Schedule of range of exercise prices for options
For the options outstanding at the end of the year, the range of exercise prices and weighted average remaining contractual life is as follows (note that the range of exercise prices is translated using the closing exchange rate for the respective year (2025: 1:1.1713):

	2025	2024	2023
Range of exercise prices ($)	0.83 - 1.54	0.73 - 1.54	0.78 - 1.63
Weighted average remaining contractual life (years)	1.07	1.41	1.91

Overview of number of LTIP shares granted, fair value per share, forfeited or issued
An overview of the number of LTIP shares granted in 2022-2025 and in total as well as the fair value per share award is as follows (note that the fair value per share award in $ is translated using the closing exchange rate for the respective year (2025: 1:1.1713)):

Participant category	2025	2024	2023	2022	Total
Executive Members of the Board of Directors	3,614,572	1,824,602	1,681,570	2,363,455	9,484,199
Executive Committee	6,952,793	4,997,299	4,221,870	5,816,083	21,988,045
Total	10,567,365	6,821,901	5,903,440	8,179,538	31,472,244
Fair value per share award ($)	0.636	0.896	0.880	0.517

The following table provides an overview of LTIP shares granted, forfeited or issued in 2022-2025 as well as the number of LTIP shares reserved at December 31, 2025:

Participant category	Granted	Issued	Forfeited / Unvested	Reserved at December 31, 2025
Executive Members of the Board of Directors	9,484,199	—	(3,621,658)	5,862,541
Executive Committee	21,988,045	(4,193,981)	(4,019,809)	13,774,255
Total	31,472,244	(4,193,981)	(7,641,467)	19,636,796
An overview of the granted RSU's to the Company's (senior) managers, as well as the number of RSU's reserved at December 31, 2025, is as follows:

Grant year	Granted	Issued	Forfeited / Unvested	Reserved at December 31, 2025
2022	4,931,000	(3,202,582)	(808,872)	919,546
2023	7,979,250	(3,339,765)	(1,631,263)	3,008,222
2024	12,091,227	(2,810,032)	(1,627,603)	7,653,592
2025	8,272,308	—	—	8,272,308
Total	33,273,785	(9,352,379)	(4,067,738)	19,853,668